Fair Value Measures - Additional Information (Detail) (USD $)					9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Fair Value, Inputs, Level 2 [Member]	Sep. 30, 2013 Revenue [Member] Customer	Sep. 30, 2013 Accounts Receivable [Member] Customer
Fair Value Measurements Disclosure [Line Items]
Long Term Debt, Carrying Value	$ 784,075,000	$ 840,474,000
Long Term Debt, Fair Value		$ 973,000,000	$ 898,000,000	$ 782,100,000
Concentration risk percentage					10.00%	10.00%
Number of Customer Generating more than 10%					0
Clients accounting for more than benchmark						0